N-2	Nov. 03, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0001503290
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	abrdn Income Credit Strategies Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Common Shareholder transaction expenses
Sales load (as a percentage of offering price)(1)	1.00%
Offering expenses borne by the Fund (as a percentage of offering price)(2)	0.23%
Dividend Reinvestment and Optional Cash Purchase Plan fees (per share for open-market purchases of Common Shares)(3)
Fee for Open Market Purchases of Common Shares	$0.02 (per share)
Fee for Optional Shares Purchases	$5.00 (max)
Sales of Shares Held in a Dividend Reinvestment Account	$0.12 (per share) and $25.00 (max)

(1)         Represents the estimated commission with respect to the Common Shares being sold in this offering.

(2)        Offering expenses payable by the Fund will be deducted from the proceeds, before expenses, to the Fund.

(3)        Shareholders who participate in the Fund’s Dividend Reinvestment and Optional Cash Purchase Plan (the “Plan”) may be subject to fees on certain transactions. The Plan Agent’s (as defined under “Dividend Reinvestment and Optional Cash Purchase Plan” in the accompanying Prospectus) fees for the handling of the reinvestment of dividends will be paid by the Fund; however, participating shareholders will pay a $0.02 per share fee incurred in connection with open-market purchases in connection with the reinvestment of dividends, capital gains distributions and voluntary cash payments made by the participant, which will be deducted from the value of the dividend. For optional share purchases, shareholders will also be charged a $2.50 fee for automatic debits from a checking/savings account, a $5.00 one-time fee for online bank debit and/or $5.00 for check. Shareholders will be subject to $0.12 per share fee and either a $10.00 fee (for batch orders) or $25.00 fee (for market orders) for sales of shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Plan Agent is required to pay. For more details about the Plan, see “Dividend Reinvestment and Optional Cash Purchase Plan” in the accompanying Prospectus.

Sales Load [Percent]	1.00%	[1]
Underwriters Compensation [Percent]	0.23%	[2]
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual expenses (as a percentage of net assets attributable to
Common Shares)(4)
Advisory fee(5)	1.66%
Interest expenses on bank borrowings(6)	1.79%
Dividends on Preferred Shares(7)	0.24%
Other expenses(8)	0.28%
Total annual expenses(9)	3.97%

(4)         Based upon average net assets attributable to our Common Shares during the six months ended April 30, 2025, after giving effect to the anticipated net proceeds of this offering. Assumes the Fund sells 12,626,263 Common Shares at an offering price of $5.94 (the last reported sale price per Common Share on the NYSE as of July 21, 2025). The price per Common Share may be greater or less than the price assumed herein, depending on the market price of the Common Shares at the time of any sale. There is no guarantee that there will be any sales of Common Shares pursuant to this Prospectus Supplement and the accompanying Prospectus. The number of Common Shares actually sold pursuant to this Prospectus Supplement and the accompanying Prospectus may be less than as assumed herein.

(5)         The Adviser receives a monthly fee at an annual rate of 1.25% of the Fund’s average daily Managed Assets. The advisory fee percentage calculation assumes the use of leverage by the Fund as discussed in notes (6) and (7). To derive the annual advisory fee as a percentage of the Fund’s net assets (which are the Fund’s total assets less all of the Fund’s liabilities including the liquidation preference on the Preferred Shares), the Fund’s average Managed Assets for the semi-annual period ended April 30, 2025 (plus the anticipated net proceeds of this offering as described in note (4)) were multiplied by the annual advisory fee rate and then divided by the Fund’s average net assets for the same period (plus the anticipated net proceeds of this offering as described in note (4)).

(6)         The percentage in the table is based on total borrowings of $260,000,000 (the balance outstanding under the Fund’s Credit Facility as of April 30, 2025, representing approximately 24.1% of the Fund’s Managed Assets) and an average interest rate during the six months ended April 30, 2025 of 5.97%. There can be no assurances that the Fund will be able to obtain such level of borrowing (or to maintain its current level of borrowing), that the terms under which the Fund borrows will not change, or that the Fund’s use of leverage will be profitable. The Fund currently intends during the next twelve months to maintain a similar proportionate amount of borrowings but may increase such amount to 33 1/3% of the average daily value of the Fund’s total assets.

(7)         Based on 1,600,000 Preferred Shares outstanding as of the semi-annual period ended April 30, 2025, with an aggregate liquidation preference of $40 million and an annual dividend rate equal to 5.250% of such liquidation preference. The costs associated with the Preferred Shares are borne entirely by Common Shareholders.

(8)        “Other Expenses” include, among others, compensation of the Fund’s Independent Trustees equal to 0.03%, which are excluded from the Fund’s contractual limitation effective November 1, 2025, as described in note (9).

(9)         The Adviser has contractually agreed to reimburse the Fund so that total other expenses (excluding interest, taxes, brokerage fees, short sale dividend and interest expenses, compensation of the Fund’s Independent Trustees and non-routine expenses) (as a percentage of net assets attributable to Common Shares of the Fund) are limited to 0.25% of the average daily net assets of the Fund on an annualized basis. Following approval of the Independent Trustees, on November 1, 2025, the Adviser and the Fund agreed to amend and restate the contractual limitation, such that compensation of the Fund’s Independent Trustees is excluded from the expense limitation effective for the fiscal year beginning November 1, 2025. Accordingly, the expense information in the table has been restated to reflect current fees. This contractual limitation may not be terminated before October 31, 2026 without the approval of the Independent Trustees. The Fund may repay any such reimbursement from the Adviser, within three years of the reimbursement, provided that the following requirements are met: the reimbursements do not cause the Fund to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser. Because interest expenses and investment related expenses are not subject to the reimbursement agreement, interest expenses and investment related expenses are included in the “Total annual expenses after expense reimbursement” line item.

Management Fees [Percent]	1.66%	[3],[4]
Interest Expenses on Borrowings [Percent]	1.79%	[3],[5]
Dividend Expenses on Preferred Shares [Percent]	0.24%	[3],[6]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.28%	[3],[7]
Total Annual Expenses [Percent]	3.97%	[3],[8]
Expense Example [Table Text Block]

Example

The following example illustrates the expenses you would pay on a $1,000 investment in common shares assuming a 5% annual portfolio total return.*

1 Year	3 Years	5 Years	10 Years
$52	$132	$213	$425

* The example assumes the sales load and estimated offering costs from the expense table. The example should not be considered a representation of future expenses or rate of return and actual Fund expenses may be greater or less than those shown. The example assumes that (i) all dividends and other distributions are reinvested at NAV, (ii) the percentage amounts listed under “Total annual expenses” above remain the same in the years shown and (iii) the expense reimbursement agreement is only in effect through October 31, 2026 as described in note (9) above. For more complete descriptions of certain of the Fund’s costs and expenses, see “Management of the Fund — Advisory Agreements” in the accompanying Prospectus.

Expense Example, Year 01	$ 52	[9]
Expense Example, Years 1 to 3	132	[9]
Expense Example, Years 1 to 5	213	[9]
Expense Example, Years 1 to 10	$ 425	[9]
Purpose of Fee Table , Note [Text Block]

The purpose of the following table and the example below is to help you understand the fees and expenses that holders of Common Shares (“Common Shareholders”) would bear directly or indirectly. The expenses shown in the table under “Other expenses” are estimated for the current fiscal year. The expenses shown in the table under “Interest expenses on bank borrowings,” “Dividends on Preferred Shares” and “Total annual expenses” are estimated based on the Fund’s capital structure for the current fiscal year after giving effect to the anticipated net proceeds of this offering. The tables also reflect the estimated use of leverage by the Fund through bank borrowings and Preferred Shares representing in the aggregate 27.8% of Managed Assets (consistent with the percentage of leverage in place as of April 30, 2025) of the Fund’s total assets (including the assets subject to, and obtained with the proceeds of, such borrowings), and show Fund expenses as a percentage of net assets attributable to Common Shares. The table reflects the anticipated net proceeds of the Common Shares offered pursuant to this Prospectus Supplement and the accompanying Prospectus and assuming the Fund incurs the estimated offering expenses. If the Fund issues fewer than all of the Common Shares available for sale pursuant to the Distribution Agreement and the net proceeds to the Fund are less, all other things being equal, the total annual expenses shown would increase.

Basis of Transaction Fees, Note [Text Block]	as a percentage of offering price
Fee For Open Market Purchases Of Common Shares [Member]
Fee Table [Abstract]
Dividend Reinvestment and Cash Purchase Fees	$ 0.02	[10]
Fee For Optional Shares Purchases [Member]
Fee Table [Abstract]
Dividend Reinvestment and Cash Purchase Fees	5	[10]
Sales Of Shares Held In Dividend Reinvestment Account [Member]
Fee Table [Abstract]
Dividend Reinvestment and Cash Purchase Fees	0.12	[10]
Other Annual Expenses [Abstract]
Other Transaction Fees Basis, Maximum	$ 25	[10]

[1]	Represents the estimated commission with respect to the Common Shares being sold in this offering.
[2]	Offering expenses payable by the Fund will be deducted from the proceeds, before expenses, to the Fund.
[3]	Based upon average net assets attributable to our Common Shares during the six months ended April 30, 2025, after giving effect to the anticipated net proceeds of this offering. Assumes the Fund sells 12,626,263 Common Shares at an offering price of $5.94 (the last reported sale price per Common Share on the NYSE as of July 21, 2025). The price per Common Share may be greater or less than the price assumed herein, depending on the market price of the Common Shares at the time of any sale. There is no guarantee that there will be any sales of Common Shares pursuant to this Prospectus Supplement and the accompanying Prospectus. The number of Common Shares actually sold pursuant to this Prospectus Supplement and the accompanying Prospectus may be less than as assumed herein.
[4]	The Adviser receives a monthly fee at an annual rate of 1.25% of the Fund’s average daily Managed Assets. The advisory fee percentage calculation assumes the use of leverage by the Fund as discussed in notes (6) and (7). To derive the annual advisory fee as a percentage of the Fund’s net assets (which are the Fund’s total assets less all of the Fund’s liabilities including the liquidation preference on the Preferred Shares), the Fund’s average Managed Assets for the semi-annual period ended April 30, 2025 (plus the anticipated net proceeds of this offering as described in note (4)) were multiplied by the annual advisory fee rate and then divided by the Fund’s average net assets for the same period (plus the anticipated net proceeds of this offering as described in note (4)).
[5]	The percentage in the table is based on total borrowings of $260,000,000 (the balance outstanding under the Fund’s Credit Facility as of April 30, 2025, representing approximately 24.1% of the Fund’s Managed Assets) and an average interest rate during the six months ended April 30, 2025 of 5.97%. There can be no assurances that the Fund will be able to obtain such level of borrowing (or to maintain its current level of borrowing), that the terms under which the Fund borrows will not change, or that the Fund’s use of leverage will be profitable. The Fund currently intends during the next twelve months to maintain a similar proportionate amount of borrowings but may increase such amount to 33 1/3% of the average daily value of the Fund’s total assets.
[6]	Based on 1,600,000 Preferred Shares outstanding as of the semi-annual period ended April 30, 2025, with an aggregate liquidation preference of $40 million and an annual dividend rate equal to 5.250% of such liquidation preference. The costs associated with the Preferred Shares are borne entirely by Common Shareholders.
[7]	“Other Expenses” include, among others, compensation of the Fund’s Independent Trustees equal to 0.03%, which are excluded from the Fund’s contractual limitation effective November 1, 2025, as described in note (9).
[8]	The Adviser has contractually agreed to reimburse the Fund so that total other expenses (excluding interest, taxes, brokerage fees, short sale dividend and interest expenses, compensation of the Fund’s Independent Trustees and non-routine expenses) (as a percentage of net assets attributable to Common Shares of the Fund) are limited to 0.25% of the average daily net assets of the Fund on an annualized basis. Following approval of the Independent Trustees, on November 1, 2025, the Adviser and the Fund agreed to amend and restate the contractual limitation, such that compensation of the Fund’s Independent Trustees is excluded from the expense limitation effective for the fiscal year beginning November 1, 2025. Accordingly, the expense information in the table has been restated to reflect current fees. This contractual limitation may not be terminated before October 31, 2026 without the approval of the Independent Trustees. The Fund may repay any such reimbursement from the Adviser, within three years of the reimbursement, provided that the following requirements are met: the reimbursements do not cause the Fund to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser. Because interest expenses and investment related expenses are not subject to the reimbursement agreement, interest expenses and investment related expenses are included in the “Total annual expenses after expense reimbursement” line item.
[9]	The example assumes the sales load and estimated offering costs from the expense table. The example should not be considered a representation of future expenses or rate of return and actual Fund expenses may be greater or less than those shown. The example assumes that (i) all dividends and other distributions are reinvested at NAV, (ii) the percentage amounts listed under “Total annual expenses” above remain the same in the years shown and (iii) the expense reimbursement agreement is only in effect through October 31, 2026 as described in note (9) above. For more complete descriptions of certain of the Fund’s costs and expenses, see “Management of the Fund — Advisory Agreements” in the accompanying Prospectus.
[10]	Shareholders who participate in the Fund’s Dividend Reinvestment and Optional Cash Purchase Plan (the “Plan”) may be subject to fees on certain transactions. The Plan Agent’s (as defined under “Dividend Reinvestment and Optional Cash Purchase Plan” in the accompanying Prospectus) fees for the handling of the reinvestment of dividends will be paid by the Fund; however, participating shareholders will pay a $0.02 per share fee incurred in connection with open-market purchases in connection with the reinvestment of dividends, capital gains distributions and voluntary cash payments made by the participant, which will be deducted from the value of the dividend. For optional share purchases, shareholders will also be charged a $2.50 fee for automatic debits from a checking/savings account, a $5.00 one-time fee for online bank debit and/or $5.00 for check. Shareholders will be subject to $0.12 per share fee and either a $10.00 fee (for batch orders) or $25.00 fee (for market orders) for sales of shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Plan Agent is required to pay. For more details about the Plan, see “Dividend Reinvestment and Optional Cash Purchase Plan” in the accompanying Prospectus.